EP Emerging Markets Small Companies Fund
SUMMARY SECTION
Investment Objective
The investment objective of the EP Emerging Markets Small Companies Fund (the “Fund”) is to seek long term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section titled “YOUR ACCOUNT WITH THE FUND - Sales Charge Schedule” on page 14 of this prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - EP Emerging Markets Small Companies Fund - USD ($)	Class A	Class I
Maximum sales charge (load) imposed on purchases(as a percentage of offering price)	4.50%	none
Maximum deferred sales charge (load)	none	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	2.00%	2.00%
Wire fee	$ 20.00	$ 20.00
Overnight check delivery fee	25.00	25.00
Retirement account fees (annual maintenance fee)	$ 15.00	$ 15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EP Emerging Markets Small Companies Fund		Class A	Class I
Management fees		1.08%	1.08%
Distribution and service (Rule 12b-1) fees		0.25%	none
Other expenses (includes shareholder service fees of 0.08%)		1.15%	1.15%
Total annual fund operating expenses		2.48%	2.23%
Fees waived and/or expenses reimbursed	[1]	(0.73%)	(0.73%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		1.75%	1.50%
[1]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.75% and 1.50% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect until March 1, 2018, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period of three years from the date of the waiver or payment.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - EP Emerging Markets Small Companies Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	620	1,121	1,648	3,087
Class I	153	627	1,128	2,508

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in equity securities of small capitalization companies that are tied economically to emerging market countries. The Fund’s sub-advisor defines small companies as those companies with market capitalizations, at the time of investment, of below $3 billion. Emerging market countries are those countries that are, at the time of investment, included in the Morgan Stanley Capital International (MSCI) Emerging Markets Index. The Fund’s sub-advisor considers a company to be economically tied to an emerging market country if(1) the company is organized under the laws of an emerging market country, or has its principal office in an emerging market country; (2) at the time of investment, the company derived at least 50% of its total revenues during its most recently completed fiscal year from business activities in an emerging market country; or (3) the company's equity securities are primarily traded on an exchange in an emerging market country. The sub-advisor expects that from time to time the Fund will invest significant portions of its assets in the Asian and Latin American regions. The sub-advisor will focus the Fund’s investments on small-cap companies that the sub-advisor believes are financially sound and stable but growing, and make dividend distributions. The Fund’s investments in equity securities may include common stock, preferred stocks, convertible stock and warrants.

Principal Risks of Investing

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environment of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Geographic Concentration Risk. A fund that is less diversified across countries or geographic regions is generally riskier than a more geographically diversified fund. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. This vulnerability to factors affecting the value of investments is significantly greater for a fund that concentrates its investment in a particular region or regions than a more geographically diversified fund, and may result in greater losses and volatility. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Asia Region Risk. Because the Fund’s sub-advisor intends to focus the Fund’s Asia Region investments in China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan, Thailand, Vietnam, the Fund's performance may be affected by political, economic, social and religious instability within these countries and the region. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects.

Latin America Region Risk. Because the Fund’s sub-advisor intends to focus the Fund’s Latin America Region investments in Brazil, Mexico, Argentina, Colombia, Peru and Chile, the Fund's performance may be affected by social, political, and economic conditions within these countries and the region. In addition, the economy of each of these countries is generally characterized by high interest, inflation and unemployment rates. Currency fluctuations or devaluations in any country in the region can have a significant effect on the entire region. Because commodities such as agricultural products, minerals, oil, and metals represent a significant percentage of exports of many Latin American countries, the economies of those countries are particularly sensitive to fluctuations in commodity prices, currencies and global demand for commodities.

Small Company Risk. Investments in securities of small capitalization companies may involve greater risks than investing in large capitalization companies because small sized companies generally have limited track records and their shares tend to trade infrequently or in limited volumes. Additionally, investment in common stocks, particularly small sized company stocks, can be volatile and cause the value of the Fund’s shares to go up and down, sometimes dramatically.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Convertible Securities Risk. Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are typically issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies.

Warrants Risk. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund’s advisor or sub-advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s advisor or sub-advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.europacificfunds.com, or by calling the Fund at 1-888-558-5851. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Class A shares and Class I shares are invested in the same portfolio of securities. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown. On August 31, 2015, the Fund’s investment strategy changed. Effective August 31, 2015, the Fund’s performance benchmark is the MSCI EM Small Cap Index. The Fund’s sub-advisor believes this index is a better performance benchmark for comparison to the Fund’s performance in view of its new investment strategy.

Calendar-Year Total Return (before taxes) for Class A Shares For each calendar year at NAV

The year-to-date return as of June 30, 2015 was 0.99%

Class A Shares
Highest Calendar Quarter Return at NAV	19.92%	Quarter Ended 03/31/2012
Lowest Calendar Quarter Return at NAV	(22.86) %	Quarter Ended 09/30/2011

Average Annual Total Returns for periods ended December 31, 2014
Average Annual Total Returns - EP Emerging Markets Small Companies Fund		1 Year	3 Years	Since Inception	Inception Date
Class A		(1.92%)	14.55%	4.69%	Dec. 01, 2010
Class A | - Return After Taxes on Distributions	[1]	(2.46%)	14.23%	4.52%	Dec. 01, 2010
Class A | - Return After Taxes on Distributions and Sale of Fund Shares	[1]	(0.65%)	11.43%	3.70%	Dec. 01, 2010
Class I		2.96%	16.64%	6.15%	Jul. 16, 2013
MSCI EM Small Cap Index (does not reflect deduction for fees, expenses or taxes)		1.01%	7.65%	(1.31%)	Dec. 01, 2010
MSCI All Country Asia Ex-Japan Small Cap Index (does not reflect deduction for fees, expenses or taxes)		2.26%	10.19%	0.67%	Dec. 01, 2010
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only and after-tax returns for classes other than Class A will vary from returns shown for Class A.